Employee benefit plans	12 Months Ended
Mar. 31, 2017
Employee benefit plans

20. Employee benefit plans:

Pension and severance plans -

Upon terminations of employment, employees of the parent company and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.

Effective October 1, 2004, the parent company amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum or pension payments determined based on accumulated “points” vested in each year of service.

There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.

Effective October 1, 2005, the parent company partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended plan.

The parent company and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.

Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.

Toyota uses a March 31 measurement date for its benefit plans.

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2016	2017	2016	2017
Change in benefit obligation
Benefit obligation at beginning of year	1,721,225	1,912,156	976,930	963,255
Service cost	78,611	89,443	47,544	41,733
Interest cost	17,509	8,800	40,340	35,593
Plan participants’ contributions	898	923	404	436
Plan amendments	(489)	(21)	(573)	(996)
Net actuarial (gain) loss	160,983	(45,783)	(22,332)	22,220
Acquisition and other	(138)	30,622	(63,107)	(18,778)
Benefits paid	(66,443)	(65,642)	(15,951)	(17,439)

Benefit obligation at end of year	1,912,156	1,930,498	963,255	1,026,024

Change in plan assets
Fair value of plan assets at beginning of year	1,447,802	1,369,236	713,528	692,801
Actual return on plan assets	(94,669)	81,600	11,042	74,760
Acquisition and other	(88)	30,266	(45,801)	(11,960)
Employer contributions	53,060	39,692	25,612	15,925
Plan participants’ contributions	898	923	404	436
Benefits paid	(37,767)	(37,828)	(11,984)	(13,656)

Fair value of plan assets at end of year	1,369,236	1,483,889	692,801	758,306

Funded status	542,920	446,609	270,454	267,718

Amounts recognized in the consolidated balance sheets as of March 31, 2016 and 2017 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2016	2017	2016	2017
Accrued expenses (Accrued pension and severance costs)	29,023	28,265	3,161	2,936
Accrued pension and severance costs	632,340	633,774	272,571	271,296
Investments and other assets - Other (Prepaid pension and severance costs)	(118,443)	(215,430)	(5,278)	(6,514)

Net amount recognized	542,920	446,609	270,454	267,718

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2016 and 2017 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2016	2017	2016	2017
Net actuarial loss	(395,686)	(288,126)	(137,443)	(116,700)
Prior service costs	39,699	36,980	(3,491)	(2,151)
Net transition obligation	—	—	—	—

Net amount recognized	(355,987)	(251,146)	(140,934)	(118,851)

The accumulated benefit obligation for all defined benefit pension plans was ¥1,852,556 million and ¥1,874,424 million in Japanese plans, ¥892,154 million and ¥957,217 million in Foreign plans at March 31, 2016 and 2017, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2016	2017	2016	2017
Projected benefit obligation	892,078	892,684	311,256	445,482
Accumulated benefit obligation	863,593	866,566	300,026	426,201
Fair value of plan assets	242,096	242,488	66,183	178,357

Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2015	2016	2017	2015	2016	2017
Service cost	73,256	78,611	89,443	41,147	47,544	41,733
Interest cost	21,746	17,509	8,800	37,993	40,340	35,593
Expected return on plan assets	(31,255)	(35,012)	(33,524)	(40,784)	(44,616)	(38,893)
Amortization of prior service costs	(4,723)	(4,669)	(4,148)	377	435	344
Recognized net actuarial loss	7,302	5,850	14,298	2,892	7,121	5,134
Amortization of net transition obligation	—	—	—	—	—	—

Net periodic pension cost	66,326	62,289	74,869	41,625	50,824	43,911

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2015	2016	2017	2015	2016	2017
Net actuarial gain (loss)	130,455	(290,664)	93,859	(97,772)	(11,242)	13,647
Recognized net actuarial loss	7,302	5,850	14,298	2,892	7,121	5,134
Prior service costs	381	489	21	(3,217)	573	996
Amortization of prior service costs	(4,723)	(4,669)	(4,148)	377	435	344
Amortization of net transition obligation	—	—	—	—	—	—
Other	46	76	811	7,564	272	1,962

Total recognized in other comprehensive income (loss)	133,461	(288,918)	104,841	(90,156)	(2,841)	22,083

“Other” includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2015, 2016 and 2017.

The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2018 are ¥(4,100) million and ¥7,800 million in Japanese plans, ¥300 million and ¥5,200 million in Foreign plans, respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2016 and 2017 are as follows:

	March 31,
	Japanese plans		Foreign plans
	2016	2017	2016	2017
Discount rate	0.5%	0.7%	4.2%	4.0%
Rate of compensation increase	2.7%	2.9%	3.9%	3.8%

As of March 31, 2016 and 2017, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine benefit obligations.

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2015, 2016 and 2017 are as follows:

	For the years ended March 31,
	Japanese plans			Foreign plans
	2015	2016	2017	2015	2016	2017
Discount rate	1.4%	1.1%	0.5%	4.8%	4.0%	4.2%
Expected return on plan assets	2.5%	2.5%	2.4%	6.7%	6.3%	6.1%
Rate of compensation increase	2.1%	2.5%	2.7%	4.5%	4.4%	3.9%

During the years ended March 31, 2015, 2016 and 2017, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine net periodic pension cost.

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. In Japanese plans, excepting equity securities contributed by Toyota, approximately 40% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in insurance contracts and other products. In Foreign plans, excepting equity securities contributed by Toyota, approximately 60% of the plan assets is invested in equity securities, approximately 25% is invested in debt securities, and the rest of them is invested in other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2016 and 2017. See note 27 to the consolidated financial statements for three levels of input which are used to measure fair value.

Japanese plans

	Yen in millions
	March 31, 2016
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	500,990	—	—	500,990
Commingled funds	—	168,297	—	168,297

	500,990	168,297	—	669,287

Debt securities
Government bonds	90,330	—	—	90,330
Commingled funds	—	249,565	—	249,565
Other	—	33,362	146	33,508

	90,330	282,927	146	373,403

Insurance contracts	—	198,074	—	198,074
Other	39,232	32,320	2,518	74,070
Investments measured at net asset value	—	—	—	54,402

Total	630,552	681,618	2,664	1,369,236

	Yen in millions
	March 31, 2017
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	585,052	—	—	585,052
Commingled funds	—	180,835	—	180,835

	585,052	180,835	—	765,887

Debt securities
Government bonds	87,958	—	—	87,958
Commingled funds	—	248,498	—	248,498
Other	—	39,754	81	39,835

	87,958	288,252	81	376,291

Insurance contracts	—	199,779	—	199,779
Other	42,083	34,131	496	76,710
Investments measured at net asset value	—	—	—	65,222

Total	715,093	702,997	577	1,483,889

Foreign plans

	Yen in millions
	March 31, 2016
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	201,967	—	—	201,967
Commingled funds	—	111,547	—	111,547

	201,967	111,547	—	313,514

Debt securities
Government bonds	75,222	—	—	75,222
Commingled funds	—	25,560	—	25,560
Other	—	47,583	—	47,583

	75,222	73,143	—	148,365

Insurance contracts	—	—	—	—
Other	12,566	15,308	30,758	58,632
Investments measured at net asset value	—	—	—	172,290

Total	289,755	199,998	30,758	692,801

	Yen in millions
	March 31, 2017
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	207,036	—	—	207,036
Commingled funds	—	152,104	—	152,104

	207,036	152,104	—	359,140

Debt securities
Government bonds	76,730	—	—	76,730
Commingled funds	—	36,430	—	36,430
Other	—	33,430	—	33,430

	76,730	69,860	—	146,590

Insurance contracts	—	—	—	—
Other	13,533	13,851	30,903	58,287
Investments measured at net asset value	—	—	—	194,289

Total	297,299	235,815	30,903	758,306

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Japanese stocks and foreign stocks represent 75% and 25% (as of March 31, 2016) and 74% and 26% (as of March 31, 2017) of common stocks, respectively, in Japanese plans. Common stocks include mainly foreign stocks as of March 31, 2016 and 2017 in Foreign plans.

Quoted market prices for identical securities are used to measure fair value of government bonds. Japanese government bonds and foreign government bonds represent 27% and 73% (as of March 31, 2016) and 28% and 72% (as of March 31, 2017) of government bonds, respectively, in Japanese plans. Government bonds include mainly foreign government bonds as of March 31, 2016 and 2017 in Foreign plans.

Commingled funds are beneficial interests of collective trust. The fair values of commingled funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments by the NAV.

The fair values of insurance contracts are measured using contracted amount with accrued interest.

“Other” consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments by the NAV.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2015, 2016 and 2017:

Japanese plans

	Yen in millions
	For the years ended March 31,
	2015			2016			2017
	Debt securities	Other	Total	Debt securities	Other	Total	Debt securities	Other	Total
Balance at beginning of year	322	1,000	1,322	233	1,018	1,251	146	2,518	2,664
Actual return on plan assets	2	19	21	1	(3)	(2)	—	(11)	(11)
Purchases, sales and settlements	(91)	(1)	(92)	(88)	1,503	1,415	(65)	(2,011)	(2,076)
Other	—	—	—	—	—	—	—	—	—

Balance at end of year	233	1,018	1,251	146	2,518	2,664	81	496	577

Foreign plans

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
	Other	Other	Other
Balance at beginning of year	14,465	17,511	30,758
Actual return on plan assets	2,510	1,966	279
Purchases, sales and settlements	(1,889)	12,372	—
Other	2,425	(1,091)	(134)

Balance at end of year	17,511	30,758	30,903

Toyota expects to contribute ¥39,847 million in Japanese plans and ¥16,020 million in Foreign plans to its pension plans in the year ending March 31, 2018.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2018	70,632	35,383
2019	76,238	19,714
2020	77,000	20,799
2021	77,898	22,019
2022	81,342	23,424
from 2023 to 2027	428,947	139,702

Total	812,057	261,041

Postretirement benefits other than pensions and postemployment benefits -

Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are provided through various insurance companies, health care providers and others. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.